UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281
Signature, 		Place, 			and Date of Signing:

Melissa S. Sohn   Beverly Hills, California	August 12, 2011

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  48

Form 13F Information Table Value Total:  $156,386

List of Other Included Managers: Not Applicable.

Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT

Accenture Corp.		COM	G1151C101	205	3,400	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	236	5,100	SH	NA	SOLE	NA	SOLE
Amazon.Com, Inc.	COM	023135106	5,617	27,470	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	3,243	55,570	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	4,755	61,950	SH	NA	SOLE	NA	SOLE
Analog Devices		COM	032654105	160	4,100	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	186	3,400	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	7,197	21,440	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	6,950	180,050	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	175	3,200	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	5,685	65,970	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	4,875	168,350	SH	NA	SOLE	NA	SOLE
Broadcom Corp Com	COM	111320107	101	3,000	SH	NA	SOLE	NA	SOLE
Caterpillar Inc.	COM	134429109	6,861	64,450	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	149123101	3,289	210,670	SH	NA	SOLE	NA	SOLE
Clorox Co.		COM	17275R102	3,886	57,620	SH	NA	SOLE	NA	SOLE
Cognizant Tech 		COM	189054109	161	2,200	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	192446102	5,640	69,430	SH	NA	SOLE	NA	SOLE
Cummins Inc.		COM	22160K105	4,335	41,890	SH	NA	SOLE	NA	SOLE
Deere & Co.		COM	231021106	5,256	63,750	SH	NA	SOLE	NA	SOLE
Donaldson Co. Inc.	COM	244199105	3,278	54,020	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	257651109	6,046	219,450	SH	NA	SOLE	NA	SOLE
FactSet Research Sys.	COM	268648102	174	1,700	SH	NA	SOLE	NA	SOLE
Fastenal Co.		COM	303075105	3,462	96,200	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	163	2,600	SH	NA	SOLE	NA	SOLE
General Electric Co.	COM	369604103	5,601	297,000	SH	NA	SOLE	NA	SOLE
General Mills, Inc.	COM	370334104	3,757	100,930	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	4,080	8,057	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	91	2,500	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	3,678	21,440	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	4,734	91,280	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	3,916	58,870	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	4,649	131,950	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	8,703	82,740	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	155	4,700	SH	NA	SOLE	NA	SOLE
Magna International 	COM	559222401	2,908	53,820	SH	NA	SOLE	NA	SOLE
Marvell Technology 	COM	G5876H105	59	4,000	SH	NA	SOLE	NA	SOLE
McCormick & Co, Inc.	COM	579780206	4,674	94,300	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	3,615	93,830	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	5,001	131,920	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	179	3,400	SH	NA	SOLE	NA	SOLE
Netflix			COM	64110L106	184	700	SH	NA	SOLE	NA	SOLE
Oracle			COM	68389X105	211	6,400	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	2,952	41,920	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	141	4,300	SH	NA	SOLE	NA	SOLE
Union Pacific		COM	907818108	5,169	49,510	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	4,487	61,520	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	5,503	65,310	SH	NA	SOLE	NA	SOLE
